UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments (unaudited)
July 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 69.2%

Aerospace and Defense - 0.6%
Kaman Corp., 3.25%, Due 11/15/17, (BBB)	$500,000	$590,000

Automotive - 0.9%
Titan International, Inc., 5.625%, Due 1/15/17, (B) (1)	375,000	857,812

Computer Hardware - 4.0%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,163,500
NetApp Inc., 1.75%, Due 6/1/13, (BBB)	750,000	872,812
		4,036,312
Computer Software - 7.8%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB)	1,000,000	942,500
Electronic Arts, Inc., 0.75%, Due 7/15/16, (BBB)	500,000	445,625
Microsoft Corp., 0.00%, Due 6/15/13, (AAA) (2)	500,000	525,000
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	1,905,000
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB) (1)	200,000	444,000
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB) (1)	1,115,000	1,195,838
Rovi Corp., 2.625%, Due 2/15/40, (B)	1,000,000	965,000
THQ Inc., 5.00%, Due 8/15/14, (B)	750,000	435,938
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (BB) (1)	500,000	446,250
Tibco Software Inc., 2.25%, Due 5/1/32, (BBB) (1)	500,000	496,250
		7,801,401
Construction Material - 0.9%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	900,000

Consumer Goods - 1.0%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (BBB) (1)	1,000,000	977,500

Data Processing - 0.9%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (BBB) (1)	900,000	924,750

Energy - 4.6%
Endeavour International Corp., 5.50%, Due 7/15/16, (CCC)	500,000	450,400
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	922,500
JinkoSolar Holding Co., Ltd., 4.00%, Due 5/15/16, (NR)	500,000	210,625
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	282,500
Stone Energy Corp., 1.75%, Due 3/1/17, (B) (1)	250,000	239,688
SunPower Corp., 4.75%, Due 4/15/14, (B)	500,000	462,500
SunPower Corp., 4.50%, Due 3/15/15, (B)	1,250,000	1,109,375
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	1,000,000	891,250
		4,568,838

Bancroft Fund Ltd. - Schedule of Investments (continued)
July 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (AAA)	$1,000,000	$1,175,000
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (BB)	750,000	955,312
DFC Global Corp., 3.25%, Due 4/15/17, (B) (1)	500,000	556,250
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (BBB)	500,000	503,750
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (BB)	750,000	695,625
National Financial Partners Corp., 4.00%, Due 6/15/17, (BBB)	750,000	1,002,188
Tower Group, Inc., 5.00%, Due 9/15/14, (A)	1,250,000	1,303,125
		6,191,250
Foods - 0.4%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	500,000	371,875

Healthcare - 3.3%
Chemed Corp., 1.875%, Due 5/15/14, (A)	890,000	906,688
Insulet Corp., 3.75%, Due 6/15/16, (BBB)	1,000,000	1,081,250
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	500,000	528,750
Medicis Pharmaceutical Corp., 1.375%, Due 6/1/17, (A)	750,000	752,812
		3,269,500
Machinery - 1.1%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	604,375
Titan Machinery Inc., 3.75%, Due 5/1/19, (B) (1)	500,000	491,250
		1,095,625
Media and Entertainment - 0.9%
Liberty Interactive (CBS/VIA), 3.25%, Due 3/15/31, (BB) (3)	1,000,000	883,750

Metals and Mining - 4.1%
A.M. Castle & Co., 7.00%, Due 12/15/17, (B) (1)	250,000	248,750
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,288,700
Newmont Mining Corp., 1.625%, Due 7/15/17, (BBB)	500,000	635,625
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	500,000	490,625
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BB)	600,000	613,500
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	750,000	772,500
		4,049,700
Pharmaceuticals - 8.9%
Amgen Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,111,250
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (A)	750,000	1,071,562
Endo Health Solutions, Inc., 1.75%, Due 4/15/15, (BB)	750,000	887,812
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	973,125
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	1,367,500
The Medicines Company, 1.375%, Due 6/1/17, (A)	250,000	278,125
Mylan Inc., 3.75%, Due 9/15/15, (BB)	750,000	1,372,500
Regeneron Pharmaceuticals Inc., 1.875%, Due 10/1/16, (BBB)	250,000	432,500
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (BBB) (1)	500,000	611,250
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/19, (BBB)	125,000	127,031
Vertex Pharmaceuticals Inc., 3.35%, Due 10/1/15, (BBB)	500,000	604,375
		8,837,030

Bancroft Fund Ltd. - Schedule of Investments (continued)
July 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Real Estate - 1.9%
Corporate Office Properties Trust, 4.25%, Due 4/15/30, (NR)	$500,000	$495,000
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	1,000,000	1,371,250
		1,866,250
Semiconductors - 8.9%
Intel Corp., 2.95%, Due 12/15/35, (A) (3)	1,000,000	1,140,000
Intel Corp., 3.25%, Due 8/1/39, (A)	1,250,000	1,657,812
Lam Research Corp., 1.25%, Due 5/15/18, (BBB)	500,000	489,375
Linear Technology Corp., 3.00%, Due 5/1/27, (A)	1,000,000	1,050,000
Mentor Graphics Corp., 4.00%, Due 4/1/31, (BBB)	500,000	551,250
Micron Technology, Inc., 1.50%, Due 8/1/31, (BB)	625,000	567,969
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB) (1)	1,000,000	937,500
Novellus Systems, Inc., 2.625%, Due 5/15/41, (NR) (3)	250,000	292,025
Photronics, Inc., 3.25%, Due 4/1/16, (BBB)	500,000	491,250
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (BBB)	500,000	533,125
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	500,000	558,125
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	644,375
		8,912,806
Telecommunications - 8.5%
Alaska Communications Systems Inc., 6.25%, Due 5/1/18, (B)	1,000,000	711,250
Anixter International Inc., 1.00%, Due 2/15/13, (B)	500,000	552,500
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	2,589,375
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	115,219
General Cable Corp., 4.50%, Due 11/15/29, (B)	1,000,000	1,008,750
Interdigital, Inc., 2.50%, Due 3/15/16, (NR)	1,000,000	1,001,250
SBA Communications Corp., 4.00%, Due 10/1/14, (NR)	500,000	1,001,250
SBA Communications Corp., 1.875%, Due 5/1/13, (NR)	500,000	719,375
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (NR)	1,000,000	820,000
		8,518,969
Transportation - 2.1%
Dryships, Inc., 5.00%, Due 12/1/14, (BB)	750,000	585,938
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	1,000,000	1,092,500
Ultrapetrol (Bahamas) Ltd., 7.25%, Due 1/15/17, (NR)	750,000	437,812
		2,116,250
Travel and Leisure - 2.3%
Home Inns & Hotels Management Inc., 2.00%, Due 12/15/15, (NR)	500,000	405,000
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	992,500
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (B)	1,000,000	883,750
		2,281,250

TOTAL CONVERTIBLE BONDS AND NOTES		69,050,868

Bancroft Fund Ltd. - Schedule of Investments (continued)
July 31, 2012
		Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS - 12.8%

Banking/Savings and Loan - 6.5%
Bank of America Corp., 7.25%, (BB)	1,600	$1,627,200
Fifth Third Bancorp, 8.50%, (BB)	9,750	1,353,008
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,160,400
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,314,000
		6,454,608
Energy - 1.9%
ATP Oil & Gas Corp., 8.00%, (NR)	7,500	77,650
Chesapeake Energy Corp., 5.75%, (B)	2,050	1,814,250
Whiting Petroleum Corp., 6.25%, (B)	131	24,798
		1,916,698

Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	723,075

Media and Entertainment - 1.0%
The Interpublic Group of Companies, Inc., 5.25%, (B)	1,000	987,750

Real Estate - 0.6%
Health Care REIT, Inc., 6.50%, (BB)	10,000	566,100

Retail - 0.9%
Amerivon Holdings LLC, 4.00%, (NR) (1,4,5)	594,409	885,669
Amerivon Holdings LLC, common equity units, (NR) (1,4,5)	272,728	32,727
		918,396

Tools - 1.2%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,182,800

TOTAL CONVERTIBLE PREFERRED STOCK		12,749,427

MANDATORY CONVERTIBLE SECURITIES - 9.9% (6)

Automotive - 1.3%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,338,800

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	296,900

Energy - 1.7%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,214,250
UBS AG Exchangeable Note (GTAT), 6.75%, Due 9/15/13, (A)	30,000	529,686
		1,743,936

Bancroft Fund Ltd. - Schedule of Investments (continued)
July 31, 2012
		Value
	Shares	(Note 1)
MANDATORY CONVERTIBLE SECURITIES - continued

Financial Services - 1.9%
Citigroup Inc., 7.50%, Due 12/15/12, (BBB)	7,000	$600,880
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	20,000	1,253,800
		1,854,680
Foods - 0.3%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	30,000	334,218

Metals and Mining - 0.2%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	241,841

Multi-Industry - 1.1%
United Technologies Corp., 7.50%, Due 8/1/22, (A)	20,000	1,055,000

Transportation - 0.5%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,	60,000	528,150
Due 12/31/13, (NR)

Utilities - 2.5%
NextEra Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,100,000
NextEra Energy, Inc., 5.599%, Due 6/1/17, (NR)	7,500	389,400
PPL Corp., 8.75%, Due 5/1/19, (NR)	18,500	996,410
		2,485,810

TOTAL MANDATORY CONVERTIBLE SECURITIES (6)		9,879,335

PREFERRED STOCK - 0.3%

Metals and Mining - 0.3%
Vale SA, variable rate, (NR)	20,145	357,171

COMMON STOCK - 0.7%

Metals and Mining - 0.7%
Vale SA	38,456	694,131

Total Convertible Bonds and Notes - 69.2%		69,050,868
Total Convertible Preferred Stock - 12.8%		12,749,427
Total Mandatory Convertible Securities - 9.9%		9,879,335
Total Preferred Stock - 0.3%		357,171
Total Common Stock - 0.7%		694,131
Total Investments - 92.9%		92,730,932

Other Assets, Net of Liabilities - 7.1%		7,115,197
Total Net Assets - 100.0%		$99,846,129

Bancroft Fund Ltd. - Schedule of Investments (continued)

July 31, 2012

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2012 was $8,281,578 which represented 8.3% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $918,396 at July 31, 2012, which represented 0.9% of the Fund's net assets.

(5) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of July 31, 2012, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	594,409	$1,500,000	$1.49	$885,669	0.9%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.12	32,727	0.0%

(6) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s (S&P), such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the S&P rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by S&P, but is rated by at least one other rating agency or service, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	2%
AA	0%
A	19%
BBB	23%
BB	21%
B	18%
CCC & below	1%
Not Rated	16%

* Excludes common stocks and cash. See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements (unaudited)

July 31, 2012

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”), as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Bancroft Fund Ltd. - Selected Notes to Financial Statements (continued)

July 31, 2012

The following is a summary of the inputs used to value the investments of the Fund as of July 31, 2012:

	Level 1	Level 2	Level 3

Investments in Securities:

Convertible Bonds and Notes	$—	$69,050,868	$—
Convertible Preferred Stock	—	11,831,031	918,396
Mandatory Convertible Securities	—	9,879,335	—
Preferred Stock	357,171	—	—
Common Stock	694,131	—	—

Total Investments	$1,051,302	$90,761,234	$918,396

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Convertible Preferred Stocks	Total

Beginning balance	$750,000	$750,000

Change in unrealized appreciation (depreciation)	168,396	168,396

Net transfers in/out of Level 3	—	—

Ending balance	$918,396	$918,396

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax  regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately $0.02 per share for the nine months ended July 31, 2012. In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income. At July 31, 2012, there were unrealized losses of approximately $0.04 per share on contingent payment debt instruments.

Federal Income Tax Cost - At July 31, 2012, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $91,803,212, $9,140,655, $(8,212,935) and $927,720, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 29, 2012 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: September 28, 2012

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: September 28, 2012